INCOME TAX - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2008
Disclosure Of Income Tax Expense Credit [Line Items]
Net deferred tax liability (asset)	¥ 0	¥ 0	¥ 0
Deferred tax liabilities further recognition	4,408,000	8,704,000	13,360,000
Hong Kong
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Dividend withholding tax rate				5.00%
PRC
Disclosure Of Income Tax Expense Credit [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Dividend withholding tax rate				10.00%
Undistributed earnings	¥ 88,164,000	¥ 174,072,000	¥ 267,193,000